Contingencies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Contingencies [Abstract]
French contingency claim period	5 years	10 years
Legal costs			$ 10.0
Settlement agreement			8.0
Guarantee contracts and stand-by letters of credit				156.5
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Loss Contingency				38.3
Guarantees [Member]
Loss Contingencies [Line Items]
Loss Contingency				$ 118.2